Taxation - Schedule of Reconciliation of Income Tax Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
(Loss)/income before income tax	$ (63,230)	$ 5,264	$ (26,115)
Income tax computed at statutory PRC income tax rate (25%)	(15,808)	1,316	(6,529)
Differential income tax rates applicable to certain entities comprising the Group	13,121	120	1,601
Effect of tax holiday	824	(569)	1,945
Permanent differences	451	136	3,417
Change in valuation allowance	2,735	322	1,116
Accelerated deductions on research and development expenses	(1,138)	(1,268)	$ (1,550)
Income tax expenses	$ 185	$ 57